Fair Value of Consideration Transferred - MarkWest (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 04, 2015	Mar. 01, 2014	May 02, 2013	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable				$ 0	$ 7,326	[1]	$ 0
Payments to Acquire Businesses, Gross		$ 310	$ 100	0	12		910
Business Combination, Consideration Transferred, Liabilities Incurred				$ 0	$ 50		$ 0
MarkWest [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 7,326
Payments to Acquire Businesses, Gross	1,230
Business Combination, Consideration Transferred, Liabilities Incurred	50
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination	$ 8,606

[1]	(1)See Note 4.